Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Office equipment	Fixtures and fittings	Motor vehicles	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost
As of February 28, 2019	—	—	—	—	—
Additions	3,854				3,854
As of February 29, 2020	3,854				3,854
Additions	28,918	258,360	156,402	1,229,376	1,673,056
As of February 28, 2021	32,772	258,360	156,402	1,229,376	1,680,764
Accumulated depreciation
As of February 28, 2019	(1,071)	—	—	—	(1,071)
Depreciation for the year	(1,284)	—	—	—	(1,284)
As of February 29, 2020	(2,355)	—	—	—	(2,355)
Depreciation for the year	(4,315)	(3,589)	(23,460)	(115,931)	(147,295)
As of February 28, 2021	(6,670)	(3,589)	(23,460)	(115,931)	(149,650)
Carrying amounts
As of February 29, 2020	1,499	—	—	—	1,499
As of February 28, 2021	26,102	254,771	132,942	1,113,445	1,527,260